Accumulated Other Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2023
Statement of Other Comprehensive Income [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (AOCI) by component for the three months ended March 31, 2023 and 2022 were as follows (in thousands):

Three months ended March 31, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2023	$20,792	$(1,432)	$19,360
Foreign currency translation gain/(loss)	(1,181)	—	(1,181)
Actuarial gain/(loss), net of tax	—	(157)	(157)

Balance as of March 31, 2023	$19,611	$(1,589)	$18,022

Three months ended March 31, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2022	$24,311	$(1,278)	$23,033
Foreign currency translation gain/(loss)	(1,446)	—	(1,446)
Actuarial gain/(loss), net of tax	—	(526)	(526)

Balance as of March 31, 2022	$22,865	$(1,804)	$21,061